Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 13, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the commission, acting pursuant to said Section 8(a), may determine.
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec 31, 2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	MAGNEGAS CORP
Entity Central Index Key	0001353487
Entity Public Float			$ 13,976,000
Entity Common Stock, Shares Outstanding		17,210,180	15,438,930
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	S-1

Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 3,507,634	$ 1,429,412	$ 917,495
Accounts receivable, net of allowance for doubtful accounts of $0, $0 and $0, respectively	49,394	19,050	8,159
Inventory, at cost	694,260	656,992	1,554,807
Prepaid and other current assets	2,500	2,500	30,000
Total Current Assets	4,253,788	2,107,954	2,510,461
Property and equipment, net of accumulated depreciation of $103,936, $44,538 and $8,839, respectively	2,903,606	2,561,384	50,616
Deferred Tax Asset	456,500	456,500	456,500
Intangible assets, net of accumulated amortization of $163,628, $151,511 and $103,044, respectively	563,372	575,489	623,956
Investment in joint ventures	490,410	490,410	490,410
TOTAL ASSETS	8,667,676	6,191,737	4,131,943
Current Liabilities
Accounts payable	244,493	291,249	378,215
Accrued expenses	141,411	125,011	31,495
Deferred revenue and customer deposits	303,329	326,662	569,994
Due to stockholder	210,500	210,500	10,000
Due to related parties	22	13,400	46,692
Total Current Liabilities	899,755	966,822	1,036,396
Total Liabilities	899,755	966,822	1,036,396
Stockholders' Equity
Preferred stock: $0.001 par; 10,000,000 authorized; 1,000,000 issued and outstanding March 31, 2012 and 2,000 issued and outstanding December 31, 2011 and December 31, 2010	1,000	2	2
Common stock: $0.001 par; 900,000,000 authorized; 17,210,180, 15,438,930 and 12,344,521 issued and outstanding, respectively	17,210	15,439	12,344
Additional paid-in capital	13,539,503	10,304,904	5,291,569
Issued and unearned stock compensation	(28,333)	(28,333)	(48,333)
Accumulated deficit	(5,761,459)	(5,067,097)	(2,160,035)
Total Stockholders' Equity	7,767,921	5,224,915	3,095,547
Total Liabilities and Stockholders' Equity	$ 8,667,676	$ 6,191,737	$ 4,131,943

Balance Sheets Parenthetical (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Accumulated depreciation	103,936	44,538	8,839
Accumulated amortization	$ 163,628	$ 151,511	$ 103,044
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1,000,000	2,000	2,000
Preferred stock, shares outstanding	1,000,000	2,000	2,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	17,210,180	15,438,930	12,344,521
Common stock, shares outstanding	17,210,180	15,438,960	12,344,521

Statements of Operation (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Metal cutting	$ 108,650	$ 25,655	$ 0	$ 0
License fees	23,333	73,333	0	0
Total Revenue	131,983	98,988	381,892	2,036,238
Direct costs, metal cutting	65,475	21,274	42,946	729,945
Gross Profit	66,508	77,714	338,946	1,306,293
Operating Expenses
Advertising	26,662	13,513	63,747	74,017
Selling	123,784	86,018	338,572	245,664
Professional: technical	3,745	390	8,709	7,735
Professional: legal and accounting	86,705	70,288	655,314	115,287
Rent and overhead	40,780	28,235	126,738	79,478
Office and administration	315,120	82,014	1,031,690	293,258
Investor relations	35,282	8,510	94,435	64,551
Stock-based compensation	5,998	101,240	787,990	262,251
Research and development	49,657	17,059	84,304	65,574
Depreciation and amortization	71,515	15,909	84,166	56,930
Total Operating Expenses	759,248	423,176	3,275,665	1,264,745
Operating Income (Loss)	(692,740)	(345,462)	(2,936,719)	41,548
Other Income and (Expense)
Interest	(1,622)	49	(343)	(1,548)
Total Other Income and (Expense)	(1,622)	49	(343)	(1,548)
Net Income (Loss) before tax benefit	(694,362)	(345,413)	(2,937,062)	40,000
Provision for Income Taxes	0	(130,000)	0	16,400
Net Income (Loss)	$ (694,362)	$ (215,413)	$ (2,937,062)	$ 23,600
Loss per share:
Basic	$ (0.04)	$ (0.02)	$ (0.22)	$ 0
Diluted	$ (0.04)	$ (0.02)	$ (0.22)	$ 0
Weighted average common shares:
Basic	15,473,188	12,347,188	13,143,481	11,369,728
Diluted	15,473,188	12,347,188	13,143,481	11,369,728

Statement of Changes in Stockholders' Equity (USD $)		Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Unearned Stock Comp	Accumulated Deficit
Beginning Balance at Dec. 31, 2009		$ 763,506	$ 2	$ 105,954	$ 2,909,518	$ (68,333)	$ (2,183,635)
Beginning Balance (Shares) at Dec. 31, 2009		0	2,000	105,954,395	0	0	0
Retroactive restatement for a 1 for 10 reverse common stock split on June 27, 2012		0	0	(95,359)	95,359	0	0
Retroactive restatement for a 1 for 10 reverse common stock split on June 27, 2012 (Shares)		0	0	(95,358,956)	0	0	0
Balance at December 31, 2009 as restated for stock split *	[1]	763,506	2	10,595	3,004,877	(68,333)	(2,183,635)
Balance at December 31, 2009 as restated for stock split (Shares)*	[1]	0	2,000	10,595,439	0	0	0
Compensation recognized under consulting agreement (May 31, 2008)		20,000	0	0	0	20,000	0
Waiver of related party expense		22,440	0	0	22,440	0	0
Options issued for services		2,108	0	0	2,108	0	0
Common shares issued for services		240,143	0	243	239,900	0	0
Common shares issued for services (Shares)		0	0	242,600	0	0	0
Common shares issued for purchase of assets		23,750	0	25	23,725	0	0
Common shares issued for purchase of assets (Shares)		0	0	25,000	0	0	0
Common shares issued for cash		2,000,000	0	1,481	1,998,519	0	0
Common shares issued for cash (Shares)		0	0	1,481,482	0	0	0
Net Income (Loss)		23,600	0	0	0	0	23,600
Balance at Dec. 31, 2010		3,095,547	2	12,344	5,291,569	(48,333)	(2,160,035)
Balance (Shares) at Dec. 31, 2010		0	200	12,344,521	0	0	0
Compensation recognized under consulting agreement (May 31, 2008)		20,000	0	0	0	20,000	0
Waiver of related party expense		22,440	0	0	22,440	0	0
Options issued for services		98,500	0	0	98,500	0	0
Common shares issued for services		669,490	0	342	669,149	0	0
Common shares issued for services (Shares)		0	0	341,500	0	0	0
Common shares issued for cash		4,256,000	0	2,753	4,253,247	0	0
Common shares issued for cash (Shares)		0	0	2,752,909	0	0	0
Net Income (Loss)		(2,937,062)	0	0	0	0	(2,937,062)
Balance at Dec. 31, 2011		$ 5,224,915	$ 2	$ 15,439	$ 10,304,904	$ (28,333)	$ (5,067,097)
Balance (Shares) at Dec. 31, 2011		0	200	15,438,930	0	0	0

[1]	* The outstanding stock at December 31, 2009 was restated for the reverse stock split. All subsequent stock numbers also reflect the reverse stock split. See note 12.

Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operations
Net loss	$ (694,362)	$ (215,413)	$ (2,937,062)	$ 23,600
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	71,515	15,909	84,166	56,930
Stock-based compensation	5,998	101,240	787,990	262,251
Waiver of related party expenses	0	5,610	22,440	22,440
Deferred income taxes	0	(130,000)	0	16,400
Changes in operating assets:
Accounts receivable	(30,344)	(2,268)	(10,891)	(5,760)
Inventory	(37,268)	(245,577)	(864,435)	(1,546,426)
Prepaid & other current assets	0	30,000	27,500	(30,000)
Accounts payable	(46,756)	(52,841)	(86,966)	283,638
Accrued expenses	16,400	1,302	93,516	(45,900)
Deferred revenue and customer deposits	(23,333)	(73,333)	(243,332)	3,334
Total adjustments to net income	(43,788)	(349,958)	(190,012)	(983,093)
Net cash (used in) operating activities	(738,150)	(565,371)	(3,127,074)	(959,493)
Cash Flows from Investing Activities
Acquisition of equipment	(401,620)	(14,567)	(573,717)	(36,955)
Net cash flows (used in) investing activities	(401,620)	(14,567)	(573,717)	(36,955)
Cash Flows from Financing Activities
Advance from affiliate	0	0	(10,000)	0
Advances from related party	(13,378)	(41,866)	(33,292)	42,605
Proceeds from note payable to related party	0	0	0	22,000
Repayments on notes payable from related party	0	0	0	(158,000)
Proceeds from issuance of common stock	3,231,370	0	4,256,000	2,000,000
Net cash flows provided by (used in) investing activities	3,217,992	(41,866)	4,212,708	1,906,605
Net increase (decrease) in cash	2,078,222	(621,804)	511,917	910,157
Cash balance, beginning	1,429,412	917,495	917,495	7,338
Cash balance, ending	3,507,634	295,691	1,429,412	917,495
Supplemental disclosure of cash flow information and non cash investing and financing activities:
Interest paid	0	0	0	0
Taxes paid	0	0	0	0
Non-cash transactions:
Capitalized construction cost for units placed in service	0	0	1,762,250	0
Note issued in exchange for assets	0	0	210,500	0
Exchanged license for investment in Joint Ventures	$ 0	$ 0	$ 0	$ 490,410

Background Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
  1.         Background Information

MagneGas Corporation (the “Company”) was organized in the state of Delaware on December 9, 2005. The Company was originally organized under the name 4307, Inc, for the purpose of locating and negotiating with a business entity for a combination. On April 2, 2007 all the issued and outstanding shares of 4307, Inc. were purchased and the Company name was changed to MagneGas Corporation.

MagneGas Corporation is an alternative energy company that creates and produces hydrogen based alternative fuel through the gasification of liquid waste. We have developed a process which transforms various types of liquid waste through a proprietary plasma arc machine. The result of the product is to carbonize the waste for normal disposal. A byproduct of this process is to produce an alternative to natural gas currently sold in the metalworking market. We produce gas bottled in cylinders for the purpose of distribution to the metalworking market as an alternative to acetylene. Additionally, we market, for sale or licensure, our proprietary plasma arc technology. Through the course of our business development, we have established a retail and wholesale platform to sell our fuel for use in the metalworking and manufacturing industries. In 2010, we recognized our initial sale of a Plasma Arc Flow unit and are continuing efforts to sell or lease additional equipment to end users.

1.        Background Information

MagneGas Corporation (the “Company”) was organized in the state of Delaware on December 9, 2005. The Company was originally organized under the name 4307, Inc, for the purpose of locating and negotiating with a business entity for a combination. On April 2, 2007 all the issued and outstanding shares of 4307, Inc. were purchased and the Company name was changed to MagneGas Corporation.

The Company’s operating plan and mission is to produce a hydrogen based alternative fuel made from liquid waste. A patented process has been developed which transforms contaminated liquid waste through a proprietary plasma arc technology. A byproduct of this process is to produce an alternative to natural gas. The patented proprietary technology is owned by the Company.  The Company produces bottled gas for the purpose of distribution to the metal working market.  Additionally, the Company is marketing, for sale or licensure, its proprietary plasma arc machines.

Summay of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.         Summary of Significant Accounting Policies

The significant accounting policies followed are:

Basis of Presentation

In the opinion of management, all adjustments consisting of normal recurring adjustments necessary for a fair statement of (a) the result of operations for the three month periods ended March 31, 2012 and 2011; (b) the financial position at March 31, 2012; and (c) cash flows for the three month periods ended March 31, 2012 and 2011, have been made.

The Company prepares its financial statements in conformity with generally accepted accounting principles in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that these estimates are reasonable and have been discussed with the Board of Directors; however, actual results could differ from those estimates.

Certain reclassifications have been made to prior year classifications for comparability purposes.

Use of Estimates

The Company prepares its financial statements in conformity with generally accepted accounting principles in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that these estimates are reasonable and have been discussed with the Board of Directors; however, actual results could differ from those estimates. The financial statements presented include estimates for patent life, recoverability of deferred tax assets and collections on our receivables.  Our estimates include consideration of the useful lives of our intellectual property, allocations to research and development costs and recognition of deferred tax assets.

Variable Interest Entities

The Company considers the consolidation of entities to which the usual condition (ownership of a majority voting interest) of consolidation does not apply, focusing on controlling financial interests that may be achieved through arrangements that do not involve voting interest.  If an enterprise holds a majority of the variable interests of an entity, it would be considered the primary beneficiary.  The primary beneficiary is generally required to consolidate assets, liabilities and non-controlling interests at fair value (or at historical cost if the entity is a related party) and subsequently account for the variable interest as if it were consolidated based on a majority voting interest. The Company has investments in joint ventures that are in development of the MagneGas technology, however the Company is not identified as a primary beneficiary; therefore no consolidation is required and the investments are listed at their cost.

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (FASB) introduced a framework for measuring fair value and expanded required disclosure about fair value measurements of assets and liabilities.  The Company adopted the standard for those financial assets and liabilities as of the beginning of the 2008 fiscal year and the impact of adoption was not significant. FASB Accounting Standards Codification (ASC) 820 “ Fair Value Measurements and Disclosures ” (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principle or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 -	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•	Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 -	Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of March 31, 2012. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include accounts receivable, inventory, other current assets, accounts payable, accrued compensation and accrued expenses. The fair value of the Company’s notes payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.  The Company applied ASC 820 for all non-financial assets and liabilities measured at fair value on a non-recurring basis.

Cash and Cash Equivalents

The majority of cash is maintained with a major financial institution in the United States.  Deposits with this bank may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed on demand and, therefore, bear minimal risk.  The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable, Credit

Accounts receivable consist of amounts due for the delivery of MagneGas sales to customers. An allowance for doubtful accounts is considered to be established for any amounts that may not be recoverable, which is based on an analysis of the Company’s customer credit worthiness, and current economic trends.  Based on management’s review of accounts receivable, no allowance for doubtful accounts was considered necessary.  Receivables are determined to be past due, based on payment terms of original invoices.  The Company does not typically charge interest on past due receivables.

Revenue Recognition

The Company generates revenue through two processes: (1) Sale of MagneGas fuel for metal cutting and (2) Sale of its Plasma Arc Flow units.  Additionally we also recognize revenue from territorial license arrangements.

•	Revenue for metal-working fuel is recognized when shipments are made to customers. The Company recognizes a sale when the product has been shipped and risk of loss has passed to the customer.
•
Revenue generated from sales of its production unit is recognized on a percentage of completion, based on the progress during manufacturing of the unit.  Our machine is a significant investment and generally requires a 6 to 9 month production cycle.  During the course of building a unit the actual costs are tracked to our cost estimates and revenue is proportionately recognized during the process.   Significant deposits are required before production.  These deposits are classified as customer deposits.  During our production, costs and progress earnings are accumulated and included in “Costs and earnings” as an asset.

•
Licenses are issued, per contractual agreement, for distribution rights within certain geographic territories.  We recognize revenue ratably, based on the amounts paid or values received, over the term of the licensing agreement.

Inventories

Inventories are stated at the lower of standard cost or market, which approximates actual cost. Cost is determined using the first-in, first-out method.  Inventory is comprised of filled cylinders of MagneGas and accessories (regulators and tips) available for sale and accumulated costs incurred in the manufacturing process of units held for future sales.

Long-Lived Assets

Property and equipment is stated at cost.  Depreciation is computed by the straight-line method over estimated useful lives (3-7 years).  Intellectual property assets are stated at their fair value acquisition cost. Amortization of intellectual property assets is calculated by the straight line method over their specific life (15 years).  Historical costs are reviewed and evaluated for their net realizable value of the assets.  The carrying amount of all long-lived assets is evaluated periodically to determine if adjustment to the depreciation and amortization period or the unamortized balance is warranted. Based upon its most recent analysis, the Company believes that no impairment of property and equipment existed at March 31, 2012 and December 31, 2011.

Long-lived assets such as property, equipment and identifiable intangibles are reviewed for impairment whenever facts and circumstances indicate that the carrying value may not be recoverable.  When required impairment losses on assets to be held and used are recognized based on the fair value of the asset.  The fair value is determined based on estimates of future cash flows, market value of similar assets, if available, or independent appraisals, if required.  If the carrying amount of the long-lived asset is not recoverable from its undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and fair value of the asset.  When fair values are not available, the Company estimates fair value using the expected future cash flows discounted at a rate commensurate with the risk associated with the recovery of the assets.  We did not recognize any impairment losses for any periods presented.

Stock Based Compensation

The Company issues restricted stock to consultants for various services Cost for these transactions are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty's performance is complete.   The Company recognized consulting expenses and a corresponding increase to additional paid-in-capital related to stock issued for services.  Stock compensation for the periods presented were issued to consultants for past services provided, accordingly, all shares issued are fully vested, and there is no unrecognized compensation associated with these transactions.  In May 2008 the Company entered into a consulting agreement for services to be rendered over a five year period.  The consulting expense is to be recognized ratably over the requisite service period.

Shipping Costs

The Company includes shipping costs and freight-in costs in direct costs.

Advertising Costs

The costs of advertising are expensed as incurred.  Advertising expenses are included in the Company’s operating expenses.   Advertising expense was $26,662 and $13,513 for the three months ended March 31, 2012 and 2011, respectively.

Research and Development

The Company expenses research and development costs when incurred.  Research and development costs include engineering and laboratory testing of product and outputs.  Indirect costs related to research and developments are allocated based on percentage usage to the research and development.

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purpose, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

Earnings (Loss) Per Share

Basic earnings (loss) per share calculations are determined by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted earnings (loss) per share calculations are determined by dividing net income (loss) by the weighted average number of shares.  In periods of net loss, stock equivalents are excluded, as those shares would be anti-dilutive. The Company has issued options to several investors, upon their purchase of shares.  Options, whose strike price is less than the current market value, are considered common stock equivalents and are included in dilutive earnings per share.

	March 31,		March 31,
	2012		2011
Net (Loss)	$(694,362)		$(215,413)

Weighted Average Shares
Common Stock	15,473,188		12,347,188
Common stock equivalents (Options)	-	*	-	*
	15,473,188		12,347,188

 * Net loss for the period, options and other dilutive common stock equivalents are anti-dilutive and are excluded from computation.

2.         Summary of Significant Accounting Policies

The significant accounting policies followed are:

Basis of Presentation

The Company prepares its financial statements in conformity with generally accepted accounting principles in the United States of America. These principals require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that these estimates are reasonable and have been discussed with the Board of Directors; however, actual results could differ from those estimates.

Use of Estimates

The Company prepares its financial statements in conformity with generally accepted accounting principles in the United States of America. These principals require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management believes that these estimates are reasonable and have been discussed with the Board of Directors; however, actual results could differ from those estimates. The financial statements presented include estimates for patent life, recoverability of deferred tax assets and collections on our receivables.  Our estimates include consideration of the useful lives of our intellectual property, allocations to research and development costs and recognition of deferred tax assets.

Variable Interest Entities

The Company considers the consolidation of entities to which the usual condition (ownership of a majority voting interest) of consolidation does not apply, focusing on controlling financial interests that may be achieved through arrangements that do not involve voting interest.  If an enterprise holds a majority of the variable interests of an entity, it would be considered the primary beneficiary.  The primary beneficiary is generally required to consolidate assets, liabilities and non-controlling interests at fair value (or at historical cost if the entity is a related party) and subsequently account for the variable interest as if it were consolidated based on a majority voting interest.   The Company has investments in joint ventures that are in development of the MagneGas technology, however the Company is not identified as a primary beneficiary; therefore no consolidation is required and the investments are listed at their cost.

Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (FASB) introduced a framework for measuring fair value and expanded required disclosure about fair value measurements of assets and liabilities.  The Company adopted the standard for those financial assets and liabilities as of the beginning of the 2008 fiscal year and the impact of adoption was not significant. FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2011. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include accounts receivable, other current assets, accounts payable, accrued compensation and accrued expenses. The fair value of the Company’s notes payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.

The Company applied ASC 820 for all non-financial assets and liabilities measured at fair value on a non-recurring basis. The adoption of ASC 820 for non-financial assets and liabilities did not have a significant impact on the Company’s financial statements.

Cash and Cash Equivalents

The majority of cash is maintained with a major financial institution in the United States.  Deposits with this bank may exceed the amount of insurance provided on such deposits.  At December 31, 2011, approximately $500,000 was in excess of the Federal Deposit Insurance Corporation (FDIC) limits. Generally, these deposits may be redeemed on demand and, therefore, bear minimal risk.  The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable, Credit

Accounts receivable consist of amounts due for the delivery of MagneGas sales to customers.    An allowance for doubtful accounts is considered to be established for any amounts that may not be recoverable, which is based on an analysis of the Company’s customer credit worthiness, and current economic trends.  Based on management’s review of accounts receivable, no allowance for doubtful accounts was considered necessary.   Receivables are determined to be past due, based on payment terms of original invoices.  The Company does not typically charge interest on past due receivables.

 Revenue Recognition

The Company generates revenue through two processes: (1) Sale of MagneGas fuel for metal cutting and (2) Sale of its Plasma Arc Flow units.  Additionally we also recognize revenue from territorial license arrangements.

•	Revenue for metal-working fuel is recognized when shipments are made to customers. The Company recognizes a sale when the product has been shipped and risk of loss has passed to the customer.
•
Revenue generated from sales of its production unit is recognized on a percentage of completion, based on the progress during manufacturing of the unit.  Our machine is a significant investment and generally requires a 6 to 9 month production cycle.  During the course of building a unit the actual costs are tracked to our cost estimates and revenue is proportionately recognized during the process.   Significant deposits are required before production.  These deposits are classified as customer deposits.  During our production, costs and progress earnings are accumulated and included in “Costs and earnings” as an asset.

•
Licenses are issued, per contractual agreement, for distribution rights within certain geographic territories.  We recognize revenue ratably, based on the amounts paid or values received, over the term of the licensing agreement.

Inventories

Inventories are stated at the lower of standard cost or market, which approximates actual cost. Cost is determined using the first-in, first-out method.  Inventory is comprised of filled cylinders of MagneGas and accessories (regulators and tips) available for sale and accumulated costs incurred in the manufacturing process of units held for future sales.

The Company is manufacturing additional units for sale.  Each unit is assigned a project number and the costs, including labor, are accumulated in the carrying value as inventory.  Upon delivery, the accumulated cost for the unit will be charged to cost of sales.  Units are reclassified to capitalized assets when shipped to location for the production of metal cutting gas for the purpose of resale.

Long-Lived Assets

Property and equipment is stated at cost.  Depreciation is computed by the straight-line method over estimated useful lives (3-7 years).  Intellectual property assets are stated at their fair value acquisition cost. Amortization of intellectual property assets is calculated by the straight line method over their estimated useful lives (15 years).  Historical costs are reviewed and evaluated for their net realizable value of the assets.  The carrying amount of all long-lived assets is evaluated periodically to determine if adjustment to the depreciation and amortization period or the unamortized balance is warranted. Based upon its most recent analysis, the Company believes that no impairment of property and equipment existed at December 31, 2011.

Long-lived assets such as property, equipment and identifiable intangibles are reviewed for impairment whenever facts and circumstances indicate that the carrying value may not be recoverable.  When required impairment losses on assets to be held and used are recognized based on the fair value of the asset.  The fair value is determined based on estimates of future cash flows, market value of similar assets, if available, or independent appraisals, if required.  If the carrying amount of the long-lived asset is not recoverable from its undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and fair value of the asset.  When fair values are not available, the Company estimates fair value using the expected future cash flows discounted at a rate commensurate with the risk associated with the recovery of the assets.  We did not recognize any impairment losses for any periods presented.

 Stock Based Compensation

The Company issues restricted stock to consultants for various services Cost for these transactions are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.  The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty's performance is complete.   The Company recognized consulting expenses and a corresponding increase to additional paid-in-capital related to stock issued for services.  Stock compensation for the periods presented were issued to consultants for past services provided, accordingly, all shares issued are fully vested, and there is no unrecognized compensation associated with these transactions.  In May 2008 the Company entered into a consulting agreement for services to be rendered over a five year period.  The consulting expense is to be recognized ratably over the requisite service period.

Shipping Costs

The Company includes shipping costs and freight-in costs in cost of goods sold.  Total freight-in included in cost of goods sold expense was $19,646 and $118 for the years ended December 31, 2011 and 2010, respectively.

Advertising Costs

The costs of advertising are expensed as incurred.  Advertising expenses are included in the Company’s operating expenses.   Advertising expense was $63,747 and $74,017 for the years ended December 31, 2011 and 2010, respectively

Research and Development

The Company expenses research and development costs when incurred.  Research and development costs include engineering and laboratory testing of product and outputs.  Indirect costs related to research and developments are allocated based on percentage usage to the research and development.

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purpose, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

Earnings (Loss) Per Share

Basic earnings (loss) per share calculations are determined by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted earnings (loss) per share calculations are determined by dividing net income (loss) by the weighted average number of shares.  The Company has issued options to several investors, upon their purchase of shares.  Options, whose strike price is less than the current market value, are considered common stock equivalents and are included in dilutive earnings per share.

	December 31,
	2011		2010
Net Income (Loss)	$(2,907,062)		$23,600

Weighted Average Shares
Common Stock	13,143,481		11,369,728
Common stock equivalents (Options)	-	*	57,920
	13,143,481		11,422,657

* Net loss for the period, options and other dilutive common stock equivalents are anti-dilutive and are excluded from computation.

Recently Issued Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
New Accounting Pronouncement Or Change In Accounting Principle, Current Period Disclosures [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
3.         Recently Issued Accounting Pronouncements

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.  Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company''s present or future consolidated financial statements.

3.         Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact our financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards is not expected to have an impact on our financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (level 3)  inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on our financial position or results of operations.

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.  Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company''s present or future financial statements.

Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	4. Inventory Inventory primarily consists of:
	March 31,	December 31,
	2012	2011
Metal cutting fuel	$10,097	$10,098
Units, Construction in process	684,163	646,894
	$694,260	$656,992
4. Inventory Inventory primarily consists of:
	December 31,
	2011	2010
Metal cutting fuel	$10,098	$8,381
Units, Construction in process	646,894	1,546,426
	$656,992	$1,554,807

Long Lived Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Assets, Noncurrent [Abstract]
Long Lived Assets [Text Block]
5.         Long Lived Assets

Property and equipment consists of:

	March 31,	December 31,
	2012	2011
Machinery and equipment	$125,577	$125,577
Furniture and office equipment	37,001	20,381
Transportation	27,050	27,050
Production units	1,972,750	1,972,750
Cylinders	845,164	460,164
	3,007,542	2,605,922
Less accumulated depreciation	103,936	44,538
	$2,903,606	$2,561,384

Depreciation of equipment was $59,398 and $3,793 for the three months ended March 31, 2012 and 2011, respectively.

Intellectual property:

The Company owns intellectual property, which it is amortizing on a straight-line basis over the assets useful life.  The Company assesses fair market value for any impairment to the carrying values.  As of March 31, 2012 and December 31, 2011 management concluded that there was no impairment to the intangible assets.

	March 31,	December 31,
	2012	2011
Intellectual property	$727,000	$727,000
Less accumulated amortization	163,628	151,511
	$563,372	$575,489

Future amortization through December 31,:
2012	$36,350
2013	48,467
2014	48,467
2015	48,467
2016	48,467
2017 and thereafter	333,154
	$563,372

Amortization of the intangible assets was $12,117 and $12,116 for the three months ended March 31, 2012 and 2011, respectively.

Management periodically reviews the valuation of this asset for potential impairments.  Consideration of various risks to the valuation and potential impairment includes, but is not limited to:  (a) the technology’s acceptance in the marketplace and our ability to attain projected forecasts of revenue (discounted cash flow of projections); (b) competition of alternative solutions; and (c) federal and state laws which may prohibit the use of our production machinery as currently designed.   Management has not impaired this asset, to date, and does not anticipate any negative impact from known current business developments. Management continuously measures the marketplace, potential revenue developments and competitive developments in the scientific industry.

5.         Long Lived Assets

Property and equipment consists of:
	December 31,
	2011	2010
Machinery and equipment	$125,577	$49,778
Furniture and office equipment	20,381	5,352
Transportation	27,050	4,325
Production units	1,972,750	-
Cylinders	460,164	-
	2,605,922	59,455
Less accumulated depreciation	44,538	8,839
	$2,561,384	$50,616

Depreciation of equipment was $35,699 and $8,464 for the years ended December 31, 2011 and 2010, respectively.

Intellectual property:
The Company owns intellectual property, which it is amortizing on a straight-line basis over the assets useful life.  The Company assesses fair market value for any impairment to the carrying values.  As of December 31, 2011 management concluded that there was no impairment to the intangible assets.
	December 31,
	2011	2010
Intellectual property	$727,000	$727,000
Less accumulated amortization	151,511	103,044
	$575,489	$623,956

Future amortization through December 31,:
2012	$48,467
2013	48,467
2014	48,467
2015	48,467
2016	48,467
2017 and thereafter	333,154
	$575,489

Amortization of the intangible assets was $48,467 and $48,467 for the years ended December 31, 2011 and 2010, respectively.

Management periodically reviews the valuation of this asset for potential impairments.  Consideration of various risks to the valuation and potential impairment includes, but is not limited to:  (a) the technology’s acceptance in the marketplace and our ability to attain projected forecasts of revenue (discounted cash flow of projections); (b) competition of alternative solutions; and (c) federal and state laws which may prohibit the use of our production machinery as currently designed.   Management has not impaired this asset, to date, and does not anticipate any negative impact from known current business developments. Management continuously measures the marketplace, potential revenue developments and competitive developments in the scientific industry.

Investment in Joint Ventures	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Investments In and Advance To Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investment In Joint Ventures [Text Block]

6.         Investment in Joint Ventures

On June 25, 2010, the Company entered into agreement with a Belgium company, whereby 25,000 shares of MagneGas Corporation’s common stock and territorial license rights were exchanged for a 20% interest in MagneGas Europe.  The Company valued the investment in the Joint Venture at the fair market value of the shares issued ($23,750).  The Company does not have effective or beneficial control over the European entity and is to account for the investment under the Equity Method.

On June 28, 2010, the Company entered into agreement with DDI Industries, a China company, in formation of MagneGas China.  The Company is to provide mechanical drawings (for complete construction), computer programs, license of patents (Greater China Region), trademarks, etc. of the Plasma Arc Flow Recyclers to the new entity in exchange for a $2 million investment in MagneGas Corporation (received as of September 30, 2010; subscription at a share price of $1.35 or 1,481,481 common shares) and 20% share in MagneGas China.  The Company’s investment has been valued at $466,660, a mutually agreed amount for the technology license.  The MagneGas China entity has been funded in cash for an amount which reflects the intellectual property’s value. The Company does not have effective or beneficial control over the China entity and is to account for the investment under the Equity Method.

Our investments in joint ventures are considered as Level 3, as defined in FASB Accounting Standards Codification (ASC) 820 “ Fair Value Measurements and Disclosures ” (ASC 820), and management considers alternative methods for valuing these investments to determine if there would be impairment to the current carrying value, currently our cost basis.   As of December 31, 2011, management does not believe any impairment exists with regard to the investments in joint ventures.

6.         Investment in Joint Ventures

On June 25, 2010, the Company entered into agreement with a Belgium company, whereby 25,000 shares of MagneGas Corporation’s common stock and territorial license rights were exchanged for a 20% interest in MagneGas Europe.  The Company valued the investment in the Joint Venture at the fair market value of the shares issued ($23,750).   The Company does not have effective or beneficial control over the European entity and is to account for the investment under the Equity Method.  Current year activity for the joint venture was immaterial.

On June 28, 2010, the Company entered into agreement with DDI Industries, a China company, in formation of MagneGas China.  The Company is to provide mechanical drawings (for complete construction), computer programs, license of patents (Greater China Region), trademarks, etc. of the Plasma Arc Flow Recyclers to the new entity in exchange for a $2 million investment in MagneGas Corporation (received as of September 30, 2011; subscription at a share price of $0.135 or 1,481,481 common shares) and 20% share in MagneGas China.  The Company’s investment has been valued at $466,660, a mutually agreed amount for the technology license.  The MagneGas China entity has been funded in cash for an amount which reflects the intellectual property’s value. The Company does not have effective or beneficial control over the China entity and is to account for the investment under the Cost Method.  Current year activity for the joint venture was immaterial.

Our investments in joint ventures are considered as Level 3, as defined in FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures” (ASC 820), and management considers alternative methods for valuing these investments to determine if there would be impairment to the current carrying value, currently our cost basis.   As of December 31, 2011, management does not believe any impairment exists with regard to the investments in joint ventures.

Deferred Revenue and Customer Deposits	3 Months Ended
Mar. 31, 2012
Deferred Revenue and Customer Deposits [Abstract]
Deferred Revenue and Customer Deposits [Text Block]
7.           Deferred Revenue and Customer Deposits

The Company has received deposits on production units and fees for exclusive territorial license.  We have deferred the associated revenues until such time that production order is placed and produced (recognition under percentage of completion method) or through the passage of time (recognition over the life of the license term).

	March 31,	December 31,
	2012	2011
Mexico territory license, non-refundable payment from a company for a six-month period ending February 28, 2011	$150,000	$150,000
China territory license, exclusive 5 year license, expiring June 28, 2015	466,660	466,660
Philippines, deposit on production unit	100,000	100,000
	716,660	716,660
Portion recognized	413,331	389,998
Deferred revenue and customer deposits	$303,329	$326,662

The amount recognized as revenue under licensing arrangements was $23,333 and $73,333 for the three months ended March 31, 2012 and 2011, respectively.

Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
8.         Income Tax

Provision (Benefit) for Income Taxes

The provision for income taxes consists of the following:

	March 30, 2011	March 30, 2011
Current Tax Provision	$-	$-
Deferred Tax(Benefit) Provision	-	-
Total Tax (Benefit) Provision	$-	$-

Deferred Income Taxes

Deferred income taxes are the result of timing differences between book and tax basis of certain assets and liabilities, timing of income and expense recognition of certain items and net operating loss carry-forwards.

The Company assesses temporary differences resulting from different treatments of items for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which are recorded in our balance sheets. The Company evaluates the realizability of its deferred tax assets and assesses the need for a valuation allowance on an ongoing basis. In evaluating its deferred tax assets, the Company considers whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred tax assets depends upon generating sufficient future taxable income prior to the expiration of the tax attributes.  In assessing the need for a valuation allowance the Company must project future levels of taxable income. This assessment requires significant judgment. The Company examined the evidence related to a recent history of tax losses, the economic conditions in which it operates recent organizational changes, its forecasts and projections. The Company therefore has recorded deferred tax assets as of December 31, 2011, as it is satisfied the realization standard for the year ended December 31, 2011.  The Company will continue to evaluate its deferred tax assets to determine whether any changes in circumstances could affect the realization of their future benefit.

The Company had not previously recognized an income tax benefit for its operating losses generated since inception through December 31, 2009 based on uncertainties concerning its ability to generate taxable income in future periods of which, at the time, the realization could not be considered more likely than not.  Based on events subsequent to the balance sheet date, management has re-assessed the valuation allowance and the recognition of its deferred tax losses, however, based on the Company’s history of losses and other negative evidence resulting in the allowance, no income tax benefit will be recognized for prior periods.  The tax benefit for the prior periods, in the amount of $348,800, arising from operating losses as a start-up company and other temporary differences, has been off-set by an equal valuation allowance.

The following is a schedule of the deferred tax assets and liabilities as of March 31, 2012 and 2011:

	March 30,	December 31,
	2011	2011
Deferred Tax Assets
Net Operating Loss Carry Forwards	$456,500	$456,500

Deferred Tax Liabilities
Total Deferred Tax Assets (Liabilities)	$-	$-

Net Deferred Tax Asset (Liabilities)	$456,500	$456,500

For balance sheet presentation the Company nets its current deferred tax assets and liabilities and non-current deferred tax assets and liabilities.

Management believes that the Company has matured and product acceptance will generate the revenues and achieve a level of profitability that would create taxable income of approximately $1.2 million which would utilize the recognized deferred tax assets.

Under the Internal Revenue Code of 1986, as amended, these losses can be carried forward twenty years.  As of December 31, 2011 the Company has net operating loss carry forwards remaining from the following years:

	Net
	Operating	Year
Year Generated	Loss	Expires
2007	$375,000	2027
2008	977,000	2028
2009	1,255,000	2029
2011	2,126,000	2031
	$4,733,000

The adoption of provisions, required by Accounting Standard Codification (“ASC”) No. 740, did not result in any adjustments.

The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ending December 31, 2006 through 2011. The Company state income tax returns are open to audit under the statute of limitations for the years ending December 31, 2006 through 2011.

The Company recognizes interest and penalties related to income taxes in income tax expense. The Company had incurred no penalties and interest for the three months ended March 31, 2012 and 2011.

7.         Income Tax

Provision (Benefit) for Income Taxes

The provision for income taxes consists of the following:

	2011	2010
Current Tax Provision	$--	$16,400
Deferred Tax(Benefit) Provision	--	--
Total Tax (Benefit) Provision	$0	$16,400

A reconciliation of the expected Federal statutory rate of 34% to the Company’s actual rate as reported for each of the periods presented is as follows:

	2011	2010
Expected statutory rate	34.0%	34.0%
State Income tax rate, net of federal benefit	3.6%	3.6%
Permanent Differences	0.0%	0.0%
Temporary Differences	0.0%	3.4%
Valuation Allowance	(37.6)%	0.0%
	0.0%	41.0%

Deferred Income Taxes

Deferred income taxes are the result of timing differences between book and tax basis of certain assets and liabilities, timing of income and expense recognition of certain items and net operating loss carry-forwards.

The Company assesses temporary differences resulting from different treatments of items for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which are recorded in our balance sheets. The Company evaluates the realizability of its deferred tax assets and assesses the need for a valuation allowance on an ongoing basis. In evaluating its deferred tax assets, the Company considers whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred tax assets depends upon generating sufficient future taxable income prior to the expiration of the tax attributes.  In assessing the need for a valuation allowance the Company must project future levels of taxable income. This assessment requires significant judgment. The Company examined the evidence related to a recent history of tax losses, the economic conditions in which it operates recent organizational changes, its forecasts and projections. The Company therefore has recorded deferred tax assets as of December 31, 2010, as it is satisfied the realization standard for the year ended December 31, 2010.  For the year ended 2011 the Company incurred a net operating loss.  The Company expects that future earnings will be in excess of the net operating losses incurred through date, however, management believes that the current loss does not provide positive evidence to which the recognition of future tax benefit can be applied and therefore has not recorded a tax benefit for the net operating loss in the current year.  The Company will continue to evaluate its deferred tax assets to determine whether any changes in circumstances could affect the realization of their future benefit.

The Company had not previously recognized an income tax benefit for its operating losses generated since inception through December 31, 2009 based on uncertainties concerning its ability to generate taxable income in future periods of which, at the time, the realization could not be considered more likely than not.  Based on events occurring in 2010, management recognized such benefits to the extent that it could reasonably forecast.  Management has re-assessed the valuation allowance and the recognition of its deferred tax losses, however, based on the Company’s history of losses and other negative evidence resulting in the allowance, no income tax benefit will be recognized for the periods prior to 2009, as well as the current year.  Future years will require certain considerations in determining to what extent should be recognized, however this is dependent on certain events that will result in positive evidence.   The tax benefit for the prior periods, in the amount of $348,800, arising from operating losses as a start-up company and other temporary differences, has been off-set by an equal valuation allowance.  Current period would have resulted in a $1.2 million deferred tax benefit, which has been off-set by an equal (100%) valuation allowance.

The following is a schedule of the deferred tax assets and liabilities as of December 31, 2011 and 2011:

	December 31,
	2011	2010
Deferred Tax Assets
Net Operating Loss Carry Forwards	$456,500	$456,500

Deferred Tax Liabilities
Total Deferred Tax Assets (Liabilities)	$-	$-

Net Deferred Tax Asset (Liabilities)	$456,500	$456,500

 For balance sheet presentation the Company nets its current deferred tax assets and liabilities and non-current deferred tax assets and liabilities. The following table summarizes the presentation:

Balance Sheet Presentation
	2011	2010
Net current deferred tax assets (liabilities)	$—	$—

Net long-term deferred tax assets (liabilities)	$456,500	$456,500

Management believes that the Company has matured and product acceptance will generate the revenues and achieve a level of profitability creating taxable income of approximately $1,212,000 which would utilize the recognized deferred tax assets.

Under the Internal Revenue Code of 1986, as amended, these losses can be carried forward twenty years.   As of December 31, 2011 the Company has net operating loss carry forwards remaining from the following years:

Year	Net Operating
Generated	Loss	Expires
2007	375,000	2027
2008	977,000	2028
2009	1,255,000	2029
2010	--	2030
2011	2,937,000	2031
	$5,544,000

The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ending December 31, 2006 through 2011. The Company state income tax returns are open to audit under the statute of limitations for the years ending December 31, 2006 through 2011.

The Company recognizes interest and penalties related to income taxes in income tax expense. The Company had incurred no penalties and interest for the years ended December 31, 2011 and 2010.

Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
9.          Equity

The company has two classifications of stock:

Preferred Stock includes 10,000,000 shares authorized at a par value of $0.001. Preferred Stock has been issued as Series A Preferred Stock. Preferred Stock has liquidation and dividend rights over Common Stock, which is not in excess of its par value. The preferred stock has no conversion rights or mandatory redemption features. There have been 1,000,000 shares of Preferred Stock issued to an entity controlled by Dr. Ruggero Santilli and other members of the Board of Directors. Each share of Preferred Stock is entitled to 100,000 votes.

Common Stock includes 900,000,000 shares authorized at a par value of $0.001. The holders of Common Stock and the equivalent Preferred Stock, voting together, shall appoint the members of the Board of the Directors. Each share of Common Stock is entitled to one vote.

Common Stock Issuances

Founding contributors were issued 6,705,200 shares during 2007.  As management determined that the Company had negligible value, no value was attributed to the founders’ shares.

During year ended December 31, 2009, the company issued 3,000,000 common shares, valued at $727,000 to secure intellectual property rights and 10,000 common shares under a consulting agreement (see Related Party Transactions). The Consulting agreement was for a five year period, the unearned portion is ratably charged to operations with corresponding reduction to unearned stock compensation, reflected as a contra-equity.

The use of an initial small production refinery has been contributed by Dr. Ruggero Santilli, Chief Executive Officer, Chief Scientist, and Chairman of the Board.  The computed rental values were based on the cost basis of the unit, which is approximately $210,500; the month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses.  To reflect the contributed value, the corresponding entry has been charged to additional paid in capital, and is included in the statement of stockholders’ equity.  Total contributed value was $5,610 for the three months ended March 31, 2011 and $22,440 for the year ended December 31, 2011.  Due to production demand, on December 28, 2011, the Company and Dr. Santilli entered into an agreement to transfer the title of the unit to the Company in exchange for a demand note in the amount of $210,500 at an interest rate of 3%.

The Company issued 998,000 shares of preferred stock to the controlling members in January 2012, valued at par, $998.

On June 1, 2011 (the “Closing Date”), the Company executed agreements for two private offerings of its common stock (each an “Offering”).  In connection with the Offerings, the Company entered into two securities purchase agreements (each a “Securities Purchase Agreement”) with DDI Industry International (Beijing) Co., Ltd (the “Investor”).  Pursuant to the first Securities Purchase Agreement, the Company issued an aggregate of 384,625 shares of its common stock (the “Shares”) to the Investor for a purchase price of $500,000, at $1.30 per share.  Pursuant to the second Securities Purchase Agreement, the Company issued an aggregate of 333,333 Shares to the Investor for a purchase price of $561,248, at $1.68 per share.  The Company has received the proceeds from both offerings. The second offering, in the amount of $561,248 was received in August 2011.

Prior to this Offering, the Company and the Investor did have a material relationship.  In June 2010, the Company entered into an agreement with the Investor to form a Chinese joint venture (“MagneGas China”).  Pursuant to the agreement, the Investor acquired exclusive MagneGas™ Technology and manufacturing rights for the Greater China Market.  The Investor also acquired 1,481,481 shares of the Company’s common stock at a purchase price of $2 million and purchased a 300Kw Plasma Arc Refinery at a purchase price of $1.855 million.  The Company owns 20% of the equity in MagneGas China and the Company’s Chief Executive Officer, Dr. Ruggero Santilli, is a member of the board of directors.  Allen Feng, the President and Chief Executive Officer of the Investor, is also a member of the Board of Directors of the Company.

In the quarter ended March 31, 2012 the Company entered into a definitive agreement with investors to sell in a private placement an aggregate 1,941,250 shares of its common stock and warrants to purchase 970,062 shares of its common stock at a purchase price of $2.00 per unit, resulting in gross proceeds to the Company of approximately $3,882,500.00, before deducting placement agent fees and other offering expenses.  The warrants are exercisable at an exercise price of $4.00 per share and expire five years from the initial closing date. Pursuant to the terms of the definitive agreement, the Company conducted two closings with parties to the definitive agreement.  The initial closing occurred on March 29, 2012, for gross proceeds of $3,117,500 in exchange for 1,558,750 shares of common stock and warrants to purchase an additional 779,375 shares of common stock.  The second closing was completed on April 3, 2012 As of March 31, 2012, the second closing has received subscriptions of $425,000 has been subscribed for 212,500 common and warrants for an additional 106,250 shares of common.

Options and Warrants

In the period ending March 31, 2011, the Company issued 50,000 warrants to a consultant with an exercise term of 5 years and a strike price of $1.50.  The Company calculated the value of these shares at $68,500, based on using Black Sholes model.  Assumptions used in the calculation were volatility of 151.7%, estimated life of 2.5 years, 0% forfeiture and risk free interest rate of 1.8%.  There were no options or warrants issued to employees and consultants during the year ended December 31, 2010.

During 2011, the Company also issued options attached to the purchase of shares at a 1:1 ratio, resulting in the issuance of 2,034,950 options.  Value for these attached options was included in the original capitalized transactions.  These options are exercisable within 3 years at a price of $3.00 per share.

During the quarter ended March 31, 2012, in association with the private placement stated above, there were 1,076,875 options issued with the $3,882,500 raise.  These options are for a five year period with an exercise price of $4.00 per share.

The following is a summary of outstanding options and warrants:

			Weighted Average
	Options	Options	Intrinsic	Exercise	Remaining
	Outstanding	Vested	Value	Price	Term
Options, December 31, 2010	119,476	119,476	$0	$1.20	.1 years
Granted	2,099,950	2,099,950	$0	$7.00	5.0 years
Exercised	-	-
Forfeited	(34,000)	(34,000)
Options, December 31, 2011	2,185,426	2,185,426
Granted	885,625	885,625	$0	$4.00	5.0 years
Exercised	-	-
Forfeited	-	-
Options, March 31, 2012	3,071,051	3,071,051

8.          Equity

The company has two classifications of stock:

Preferred Stock includes 1,000,000 shares authorized at a par value of $0.001. Preferred Stock has been issued as Series A Preferred Stock. Preferred Stock has liquidation and dividend rights over Common Stock, which is not in excess of its par value. The preferred stock has no conversion rights or mandatory redemption features. There have been 200 shares of Preferred Stock issued to an entity controlled by Dr. Ruggero Santilli and other members of the Board of Director. Each share of Preferred Stock is entitled to 10,000 votes.

Common Stock includes 900,000,000 shares authorized at a par value of $0.001. The number of authorized shares reflects an amendment to the Articles of Incorporation, increasing the authorized shares from 100,000,000 to 900,000,000. The holders of Common Stock and the equivalent Preferred Stock, voting together, shall appoint the members of the Board of the Directors. Each share of Common Stock is entitled to one vote.

Founding contributors were issued 6,705,200 shares during 2007.   As management determined that the Company had negligible value, no value was attributed to the founders’ shares.

During year ended December 31, 2009, the company issued 3,000,000 common shares, valued at $727,000 to secure intellectual property rights and 10,000 common shares under a consulting agreement (see Related Party Transactions).

The Company issues restricted common shares to employees and consultants at various times.  The restricted common shares are valued at the fair market value at the date of grant (closing market price).  The Company has issued 341,500 shares valued at $669,490 and 242,600 shares valued at $240,143 during the years ended December 31, 2011 and 2010, respectively.

In the course of business, the Company has sold shares of common stock for the purposes of raising operating funds.   The Company has issued 2,752,908 shares for $4,256,000 and 1,481,481 shares for $2,000,000 during the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, the Company issued 50,000 warrants to a consultant with an exercise term of 5 years and a strike price of $1.50.  Additionally the Company issued 15,000 warrants, exercisable within 3 years at $3.00, for services related to the private placement efforts.  The Company calculated the value of these warrants at $98,500, based on using Black Scholes model.  The weighted average of assumptions used in the calculation were volatility of 151.7%, estimated life of 2.5 years, 0% forfeiture and risk free interest rate of 1.8%.

During 2011, the Company also issued options attached to the purchase of shares at a 1:1 ratio, resulting in the issuance of 2,034,950 options.  Values for these attached options were included in the original capitalized transactions, as the values were not bifurcated from the investment proceeds.  These options are exercisable within 3 years at a price of $3.00 per share. There were no options or warrants issued to investors during the year ended December 31, 2010.

The following table sets forth the summary of outstanding options:

			Weighted Average
	Options	Options	Intrinsic	Exercise	Remaining
	Outstanding	Vested	Value	Price	Term
Options, December 31, 2009	119,476	119,476	$0	$1.20	.1 years
Granted	-	-
Exercised	-	-
Forfeited	-	-
Options, December 31, 2010	119,476	119,476
Granted	2,099,950	2,099,950	$0	$3.00	3.2 years
Exercised	-	-
Forfeited	(34,000)	(34,000)
Options, December 31, 2011	2,185,426	2,185,426

The use of an initial small production refinery has been contributed by Dr. Ruggero Santilli, Chief Executive Officer, Chief Scientist, and Chairman of the Board.  The computed rental values were based on the cost basis of the unit, which is approximately $210,000; the month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses.  To reflect the contributed value, the corresponding entry has been charged to additional paid in capital, and is included in the statement of stockholders’ equity.  Total contributed value was $22,440 for each of the years ended December 31, 2011 and 2010.  Due to production demand, on December 28, 2011, the Company and Dr. Santilli entered into an agreement to transfer the title of the unit to the Company in exchange for a demand note in the amount of $210,500 at an interest rate of 3%.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
10.         Related Party Transactions

The following are the related party transactions in which we have engaged since May 2007:

At various times we received advances from a shareholder for an unsecured promissory note. All funds are at the same terms of the original shareholder note. These promissory notes have no repayment date; however it is payable within 30 days of written demand. Payment is to include accrued simple interest at 4%. All notes have been paid in full

In 2008, an advance in the amount of $10,000 was made by a company owned by a shareholder, for initial deposit for services. There were no repayment terms to this advance and the amount was payable upon demand. This has been paid in full.

In February 2008, we entered into a 5 year consulting agreement with Dr. Santilli, whose knowledge and expertise of the technology is essential in the development of the MagneGas product. The terms of the consulting agreement consist of issuance of common stock (10,000 shares) and payment of $5,000 per month to Dr. Santilli, upon the determination by the board of directors of MagneGas Corporation of achieving adequate funding. The board of directors has since determined that Dr. Santilli’s monthly accrued salary will be $15,000 per month.

Beginning in April 2008, we entered into a month-to-month lease, at a monthly rate of $2,500 per month for facilities to occupy approximately 3,000 square feet of a 6,000 square foot building and the use of certain equipment and utilities, as needed. In January 2011, the Company expanded to occupy 5,000 square feet of the building and as a result, the rent was increased to $4,000 per month. The facility allows for expansion needs. The lease is held by a company that is effectively controlled by Dr. Santilli.

On December 28, 2009 we acquired all relevant patents and intellectual property for the MagneGas technology from a company, Hyfuels, Inc. related by common management, that originally secured an intellectual property license. We issued 3,000,000 shares of common stock, valued at the fair market trading value of the stock at the time of purchase, in exchange for the intellectual property and U.S. patents. We have no further transactions contemplated with HyFuels, Inc.

The use of an initial small production refinery has been contributed by Dr. Santilli. The value of the refinery is approximately $210,000; the computed fair value of this month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses, beginning in July 2008.  Due to production demand, on December 28, 2011 the Company entered into an agreement to transfer the title of the unit to Magnegas Corporation in exchange for a promissory note of $210,500. This note was paid in April 2012.

We entered into an agreement to acquire a 20% ownership of Magnegas Europe. MagneGas Europe is related by common management. The CEO of Magnegas Europe, Ermanno Santilli, is also the Vice President of the Company and is the son of Dr. Santilli. Dr. Santilli is also a shareholder of Magnegas Europe.

9.         Related Party Transactions

The following are the related party transactions in which we have engaged since May 2007:

At various times we received advances from a shareholder for an unsecured promissory note. All funds are at the same terms of the original shareholder note. These promissory notes have no repayment date; however it is payable within 30 days of written demand. Payment is to include accrued simple interest at 4%. All notes have been paid in full

In 2008, an advance in the amount of $10,000 was made by a company owned by a shareholder, for initial deposit for services. There were no repayment terms to this advance and the amount was payable upon demand. This has been paid in full

In February 2008, we entered into a 5 year consulting agreement with Dr. Santilli, whose knowledge and expertise of the technology is essential in the development of the MagneGas product. The terms of the consulting agreement consist of issuance of common stock (10,000 shares) and payment of $5,000 per month to Dr. Santilli, upon the determination by the board of directors of MagneGas Corporation of achieving adequate funding. The board of directors has since determined that Dr. Santilli’s monthly accrued salary will be $15,000 per month.

Beginning in April 2008, we entered into a month-to-month lease, at a monthly rate of $2,500 per month for facilities to occupy approximately 3,000 square feet of a 6,000 square foot building and the use of certain equipment and utilities, as needed. In January 2011, the Company expanded to occupy 5,000 square feet of the building and as a result, the rent was increased to $4,000 per month. The facility allows for expansion needs. The lease is held by a company that is effectively controlled by Dr. Santilli.

On December 28, 2009 we acquired all relevant patents and intellectual property for the MagneGas technology from a company, Hyfuels, Inc. related by common management, that originally secured an intellectual property license. We issued 3,000,000 shares of common stock, valued at the fair market trading value of the stock at the time of purchase, in exchange for the intellectual property and U.S. patents. We have no further transactions contemplated with HyFuels, Inc.

The use of an initial small production refinery has been contributed by Dr. Santilli. The value of the refinery is approximately $210,000; the computed fair value of this month to month rental agreement is $1,870 per month and has been charged to equipment rental expense in the operating expenses, beginning in July 2008. Due to production demand, on December 28, 2011, the Company and Dr. Santilli entered into an agreement to transfer the title of the unit to the Company in exchange for a demand note in the amount of $210,500 at an interest rate of 3%.

We entered into an agreement to acquire a 20% ownership of Magnegas Europe. MagneGas Europe is related by common management. The CEO of Magnegas Europe, Ermanno Santilli, is also the Vice President of the Company and is the son of Dr. Santilli. Dr. Santilli is also a shareholder of Magnegas Europe.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting, Disclosure Of Other Information About Entitys Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
11.       Segment Information

The following information is the results of our operating revenue segments:

	Revenue	Costs	Margin

March 31, 2012
Segments:
Metal Cutting	$108,650	$65,475	$43,175
License Fees	23,333	-	23,333
Unit Sales	-	-	-
	$131,983	$65,475	$66,508

March 31, 2011
Segments:
Metal Cutting	$25,655	$21,274	$4,381
License Fees	73,333	-	73,333
Unit Sales	-	-	-
	$98,988	$21,274	$77,714

10.       Segment Information

The following information is the results of our operating revenue segments:

	Revenue	Costs	Margin

December 31, 2011
Segments:
Unit Sales	$-	$-	$-
License Fees	243,332	-	243,332
Metal Cutting	138,560	42,946	95,614
	$381,892	$42,946	$338,946

December 31, 2010
Segments:
Unit Sales	$1,855,000	$658,637	$1,196,363
License Fees	146,666	-	146,666
Metal Cutting	34,572	71,308	(36,736)
	$2,036,238	$729,945	$1,306,293

Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]
12.       Contingencies

From time to time the Company may be a party to litigation matters involving claims against the Company.  The Company operates with waste, hazardous material and within a highly regulated industry, which may lend itself to legal matters.  Management believes that there are no current matters that would have a material effect on the Company’s financial position or results of operations.

11.       Contingencies

From time to time the Company may be a party to litigation matters involving claims against the Company.  The Company operates with waste, hazardous material and within a highly regulated industry, which may lend itself to legal matters.  Management believes that there are no current matters that would have a material effect on the Company’s financial position or results of operations.

Restatement	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Restatement [Abstract]
Restatement Due To Reverse Stock Split [Text Block]

13.       Restatement

On June 26, 2012 the Company effected a 10-for-1 reverse stock split on its common stock.  These statements have been retroactively restated to show the effect of the common stock reverse split.  The accounts affected were the par value of common stock, additional paid in capital on the balance sheet, earnings per share on the statement of operations and the number of shares, warrants and options outstanding.  There was no effect on revenues, expenses or net income.

12.       Restatement

On June 26, 2012 the Company effected a 10-for-1 reverse stock split on its common stock.  These statements have been retroactively restated to show the effect of the common stock reverse split.  The accounts affected were the par value of common stock, additional paid in capital on the balance sheet and statement of changes in stockholders' equity, earnings per share on the statement of operations and the number of shares, warrants and options outstanding.  There was no effect on revenues, expenses or net income.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

14.       Subsequent Event

The Company has completed a second round of a private placement for total proceeds of $3,882,500, of which $3,542,500 was received on March 29, 2012.  On April 3, 2012 the remaining balance of $340,000 was received.  Investors received 170,000 shares of common stock upon final closing of funding.  The investors also received options to purchase an additional 85,000 shares of common at an exercise price of $4.00 per share, exercisable within five years of issuance.

On April 18, 2012, the Company issued 215,000 shares of its common stock to certain individuals as compensation for services rendered to the Company.

On June 26, 2012, the Company effected a 10-for-1 reverse stocksplitof its outstanding common stock. All shares and per share amounts in the accompaying consolidated financial statements and notes to financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split.

13.       Subsequent events

Subsequent to December 31, 2011, the Company has agreed to purchase certain intellectual property rights from an officer for 99,800 shares of preferred stock.  The stock was valued at par value of $998.

The Company has completed a second round of a private placement for total proceeds of $3,882,500, of which $3,542,500 was received on March 29, 2012.  On April 3, 2012 the remaining balance of $340,000 was received.  Investors received 170,000 shares of common stock upon final closing of funding.  The investors also received options to purchase an additional 85,000 shares of common at an exercise price of $4.00 per share, exercisable within five years of issuance.

On April 18, 2012, the Company issued 215,000 shares of its common stock to certain individuals as compensation for services rendered to the Company.